Share-based Payments - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expenses	$ 822	$ 27	$ 41,043	$ 123,021